Income tax expense - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) MW GW	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($) MW GW
Disclosure Of Income Tax Expense [line items]
Statutory income tax rate	30.00%	30.00%
Combined Statutory income tax rate	34.94%	34.94%	34.94%	34.61%
Minimum alternative tax rate	15.00%	15.00%	18.50%	18.50%
Combined minimum alternative tax rate	17.47%	17.47%	21.55%	21.34%
Thermal power capacity	100				100
Maximum Tax Credit	80.00%	80.00%
Effect of tax holiday amount and similar exemptions	₨ 4,934	$ 65	₨ 8,076	₨ 10,152
Unused tax credits for which no deferred tax asset recognised	176,593		121,135		$ 2,342
Unused alternative minimum tax credits	3,996		3,996		53
Non-current tax assets	26,455		34,843		351
Previous Years Claims Under Section 80 A And 80 IC Of The Income Tax Act [Member]
Disclosure Of Income Tax Expense [line items]
Contingent asset	₨ 105,658		60,166		1,401
Pantnagar [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	30.00%	30.00%
Group [member]
Disclosure Of Income Tax Expense [line items]
Unremitted earnings	₨ 313,322		₨ 324,848		$ 4,156
The first five years from the commencement of the tax holiday [Member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	100.00%	100.00%
The first five years from the commencement of the tax holiday [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	100.00%	100.00%
For the subsequent five years for location based exemption [Member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	30.00%	30.00%
For the subsequent five years for location based exemption [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	50.00%	50.00%
For Further Five Years [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	50.00%	50.00%
For any ten consecutive years within the 15 year period following commencement of the power plant's operation [Member]
Disclosure Of Income Tax Expense [line items]
Thermal power capacity | GW	8.4				8.4
Wind power capacity	274				274
For any ten consecutive years within the 15 year period following commencement of the power plant's operation [Member] | Bottom of range [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	100.00%	100.00%